Business Combination and Goodwill (Details) - Dec. 02, 2024 - Ace Vision Technology Investment Limited [Member]	USD ($)	HKD ($)
Business Combination and Goodwill [Line Items]
Acquired interest percentage		100.00%
Purchase consideration	$ 800,000
Goodwill expected deductible amount